Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-05-11	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	May 11, 2023
Erroneous Compensation Analysis
Clawbacks
Under our clawback policy, in the event that the Company is required to restate its financial results due to material non-compliance
with any financial reporting requirement under the securities laws as generally applied, except in limited circumstances, the Company will seek to recoup incentive-based compensation that is or was erroneously granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure on or after May 11, 2023. Compensation received up to three years prior to the restatement is subject to potential recoupment under the policy.
In addition, the Company maintains an Other Conduct Clawback Policy whereby the Board may recoup compensation (including time-based equity awards) received by a named executive officer who has engaged in conduct that violates our Business Conduct Guide or in willful misconduct or fraud that causes harm to the Company. Compensation received up to three years prior to the restatement or conduct and after the date of adoption of the policy is subject to potential recoupment under the policy.
Under the Equity Plans we have the authority to limit or eliminate the ability of any executive to exercise options and SARs or to receive a distribution of our common stock under RSUs or other stock awards (whether time- or performance-based) if the executive engaged in criminal or tortious conduct that was injurious to us or engaged in competition with us.